Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	AGNICO EAGLE MINES LIMITED
Entity Central Index Key	0000002809
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false